UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2013

                                                                      (Form N-Q)

48459-0214                                   (C)2014, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

December 31, 2013 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local, Key Bank, N.A., or Wells Fargo Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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1  | USAA Tax Exempt Intermediate-Term Fund
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(NBGA)  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Federal Housing Administration, Federal Housing Association Insured Mortgage Nursing Home, or Texas Permanent School Fund.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA     Economic Development Authority
EDC     Economic Development Corp.
ETM     Escrowed to final maturity
IDA     Industrial Development Authority/Agency
IDC     Industrial Development Corp.
ISD     Independent School District
MTA     Metropolitan Transportation Authority
PRE     Prerefunded to a date prior to maturity
USD     Unified School District

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                                                   Portfolio of Investments |  2

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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
December 31, 2013 (unaudited)

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (90.3%)

             ALABAMA (0.7%)
$  16,340    Montgomery Medical Clinic Board                     4.75%        3/01/2026      $   16,161
    5,000    Private Colleges and Univ. Facilities Auth. (INS)   4.75         9/01/2026           5,026
                                                                                             ----------
                                                                                                 21,187
                                                                                             ----------
             ARIZONA (2.7%)
   20,310    Apache County IDA                                   4.50         3/01/2030          18,767
    1,170    Health Facilities Auth.                             4.50         4/01/2016           1,181
      425    Health Facilities Auth.                             5.00         4/01/2017             430
    1,150    Health Facilities Auth.                             4.75         4/01/2025           1,153
    6,000    Health Facilities Auth.                             5.00         2/01/2027           6,049
    2,500    Maricopa County Union High School District No.
               210 (INS)                                         4.50         7/01/2024           2,588
   15,000    Mohave County IDA                                   7.50         5/01/2019          16,986
    3,270    Phoenix Civic Improvement Corp. (INS)               5.50         7/01/2024           3,752
    2,115    Phoenix Civic Improvement Corp. (INS)               5.50         7/01/2025           2,417
    2,680    Pima County IDA                                     4.50         6/01/2030           2,476
    2,000    Pinal County IDA (INS)                              5.25        10/01/2020           2,058
    1,250    Pinal County IDA (INS)                              5.25        10/01/2022           1,266
    2,000    Pinal County IDA (INS)                              4.50        10/01/2025           1,857
    3,540    State (INS)                                         5.00        10/01/2019           4,039
    7,275    State (INS)                                         5.25        10/01/2020           8,324
    1,535    State Univ. (INS) (PRE)                             5.00         9/01/2024           1,619
    7,180    Univ. Medical Center Corp.                          5.00         7/01/2022           7,373
                                                                                             ----------
                                                                                                 82,335
                                                                                             ----------
             ARKANSAS (0.2%)
    3,125    Baxter County                                       5.00         9/01/2026           3,152
    4,000    Independence County (INS)                           4.90         7/01/2022           4,111
                                                                                             ----------
                                                                                                  7,263
                                                                                             ----------
             CALIFORNIA (12.1%)
    1,510    Cerritos Community College District                 5.02 (a)     8/01/2025             915
    1,000    Cerritos Community College District                 5.24 (a)     8/01/2027             524
    1,000    Cerritos Community College District                 5.41 (a)     8/01/2028             485
   10,000    Chabot-Las Positas Community College District
               (INS)                                             4.85 (a)     8/01/2022           7,252
    5,000    Chabot-Las Positas Community College District
               (INS)                                             4.88 (a)     8/01/2023           3,449
    5,000    City and County of San Francisco Airport
               Commission                                        5.25         5/01/2022           5,731
    7,000    City and County of San Francisco Airport
               Commission                                        5.25         5/01/2023           8,001
    5,000    City and County of San Francisco Airport
               Commission                                        4.90         5/01/2029           5,262
    2,000    Coronado Community Dev. Agency (INS)                5.00         9/01/2024           2,074
    6,810    El Camino Community College District                4.25 (a)     8/01/2026           3,957

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3  | USAA Tax Exempt Intermediate-Term Fund
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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$   7,665    El Camino Community College District                4.42% (a)    8/01/2027      $    4,189
    5,500    El Camino Community College District                4.58 (a)     8/01/2028           2,815
   46,605    Golden State Tobacco Securitization Corp. (INS)     4.17 (a)     6/01/2025          28,709
    3,380    Health Facilities Financing Auth.                   5.13         7/01/2022           3,594
    2,000    Health Facilities Financing Auth.                   5.00         8/15/2027           2,160
    5,000    Health Facilities Financing Auth.                   5.25         8/15/2031           5,279
    1,000    Irvine City                                         5.00         9/02/2029             995
    5,000    Irvine USD Special Tax District (INS)               5.25         9/01/2019           5,700
    2,500    Irvine USD Special Tax District (INS)               4.50         9/01/2020           2,711
    6,745    Kern County Board of Education (INS)                5.00         6/01/2026           6,815
    1,300    Los Angeles County                                  5.00         3/01/2023           1,473
   20,000    Los Angeles Department of Water and Power (INS)     4.75         7/01/2025          21,247
    6,400    Public Works Board                                  5.50         4/01/2021           7,339
    6,755    Public Works Board                                  5.60         4/01/2022           7,685
    3,000    Public Works Board                                  5.13         3/01/2023           3,321
    3,130    Public Works Board                                  5.75         4/01/2023           3,513
    1,185    Public Works Board                                  5.00        11/01/2023           1,326
    2,500    Public Works Board                                  5.25         3/01/2024           2,766
    2,000    Public Works Board                                  5.00        11/01/2024           2,205
    1,250    Public Works Board                                  5.00         3/01/2025           1,369
    2,000    Public Works Board                                  5.38         3/01/2025           2,216
    1,365    Public Works Board                                  5.00         3/01/2026           1,478
   10,000    Public Works Board                                  5.00         4/01/2028          10,517
    7,000    Public Works Board                                  5.00        11/01/2028           7,383
    5,000    Public Works Board                                  5.00         4/01/2029           5,226
    1,430    Sacramento Financing Auth. (INS)                    5.00        12/01/2024           1,482
   15,265    Sacramento Municipal Utility District Financing
               Auth. (INS)                                       4.75         7/01/2024          15,773
   10,000    Sacramento Municipal Utility District Financing
               Auth.                                             5.13         7/01/2029          10,228
    4,720    Salinas Union High School District (INS)            4.37 (a)     6/01/2016           4,575
    2,000    Salinas Union High School District (INS)            4.37 (a)    10/01/2016           1,925
    3,525    San Bernardino County Redevelopment Agency (INS)    5.00         9/01/2025           3,432
    2,395    San Diego USD (INS)                                 4.50         7/01/2025           2,460
    3,000    San Jose USD (INS) (PRE)                            4.50         6/01/2024           3,347
    7,065    Santa Clara County Financing Auth. (INS)            4.75         5/15/2023           7,670
    7,400    Santa Clara County Financing Auth. (INS)            4.75         5/15/2024           7,949
    7,750    Santa Clara County Financing Auth. (INS)            4.75         5/15/2025           8,107
    2,175    Semitropic Improvement District (INS) (PRE)         5.25        12/01/2018           2,276
    2,500    Solano Community College District (INS)             4.85 (a)     8/01/2023           1,600
    4,735    Solano Community College District (INS)             4.88 (a)     8/01/2024           2,859
    4,035    South Orange County Public Financing Auth. (INS)    5.00         8/15/2022           4,092
    4,920    South Orange County Public Financing Auth. (INS)    5.00         8/15/2025           4,947
   20,000    State                                               5.25        10/01/2022          22,407
   27,445    State                                               5.75         4/01/2027          30,999
    3,120    Statewide Communities Dev. Auth.                    5.00         5/15/2021           3,230
    3,275    Statewide Communities Dev. Auth.                    5.00         5/15/2022           3,366
    3,440    Statewide Communities Dev. Auth.                    5.00         5/15/2023           3,515
    3,610    Statewide Communities Dev. Auth.                    5.00         5/15/2024           3,666
    3,795    Statewide Communities Dev. Auth.                    5.00         5/15/2025           3,843
    1,000    Statewide Communities Dev. Auth.                    5.13         5/15/2031           1,000
   11,075    Tobacco Securitization Auth.                        4.75         6/01/2025          10,423
    3,470    Tuolumne Wind Project Auth.                         5.00         1/01/2022           3,863
   10,000    Upland City                                         6.00         1/01/2026          11,088
    2,000    Washington Township Health Care District            5.75         7/01/2024           2,148
    3,500    Washington Township Health Care District            5.00         7/01/2025           3,615
                                                                                             ----------
                                                                                                365,566
                                                                                             ----------

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                                                   Portfolio of Investments |  4
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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
             COLORADO (2.1%)
$   5,000    Adams and Arapahoe Counties Joint School
               District No. 28J                                  3.20% (a)   12/01/2022      $    3,816
    4,500    Adams County (INS)                                  4.38         9/01/2017           4,743
   30,955    Denver Health and Hospital Auth.                    4.75        12/01/2027          30,510
    1,000    Health Facilities Auth.                             5.25         6/01/2023           1,035
    2,750    Health Facilities Auth.                             5.00         6/01/2028           2,757
   10,000    Regional Transportation District                    5.00         6/01/2025          10,673
    9,045    State (INS) (PRE)                                   5.00        11/01/2023           9,811
                                                                                             ----------
                                                                                                 63,345
                                                                                             ----------
             CONNECTICUT (0.2%)
    8,610    Mashantucket (Western) Pequot Tribe (b)             7.08 (c)     9/01/2036           5,904
                                                                                             ----------
             DISTRICT OF COLUMBIA (1.0%)
      375    District of Columbia                                5.00         7/01/2023             387
    7,000    District of Columbia (INS)                          5.00         1/01/2025           7,336
    3,870    District of Columbia                                5.63        10/01/2025           4,192
    5,000    District of Columbia                                5.75        10/01/2026           5,414
    7,930    District of Columbia (INS)                          4.75         5/01/2027           6,241
    6,000    District of Columbia                                5.75        10/01/2027           6,446
    1,280    District of Columbia                                6.00         7/01/2033           1,344
                                                                                             ----------
                                                                                                 31,360
                                                                                             ----------
             FLORIDA (10.0%)
    5,165    Brevard County School Board (INS) (PRE)             5.00         7/01/2025           5,630
    2,500    Broward County Airport System                       5.00        10/01/2024           2,763
    6,500    Broward County School Board (INS)                   5.00         7/01/2023           7,075
    4,000    Broward County School Board (INS)                   5.00         7/01/2024           4,341
    3,710    Broward County School Board (INS)                   5.00         7/01/2025           3,907
    3,270    Flagler County School Board (INS)                   5.00         8/01/2025           3,460
    8,000    Hillsborough County IDA                             5.65         5/15/2018           9,242
    4,250    Indian River County School Board (INS)              5.00         7/01/2024           4,467
    3,500    Jacksonville                                        5.00        10/01/2028           3,666
    5,000    JEA St. Johns River Power Park (INS)                5.00        10/01/2020           5,284
    2,500    Lee County                                          5.00        10/01/2023           2,821
    2,700    Lee County                                          5.00        10/01/2024           3,036
    7,245    Lee County IDA                                      5.00        10/01/2028           6,562
   10,535    Lee County School Board (INS)                       5.00         8/01/2027          11,035
    6,465    Lee County School Board (INS)                       5.00         8/01/2028           6,760
    6,560    Miami Beach City Health Facilities Auth.            5.00        11/15/2029           6,436
    7,500    Miami-Dade County                                   3.75        12/01/2018           7,638
    1,670    Miami-Dade County (INS) (PRE)                       5.00         4/01/2022           1,768
    2,805    Miami-Dade County (INS) (PRE)                       5.00         4/01/2023           2,969
    8,375    Miami-Dade County (INS)                             4.75        11/01/2023           8,872
    2,345    Miami-Dade County (INS)                             5.00        10/01/2024           2,509
    9,830    Miami-Dade County (INS)                             4.75        11/01/2024          10,209
    3,670    Miami-Dade County (INS)                             5.00        10/01/2025           3,914
    2,000    Miami-Dade County                                   5.00        10/01/2025           2,161
    2,500    Miami-Dade County (INS)                             5.00        10/01/2026           2,632
    6,440    Miami-Dade County                                   5.00        10/01/2026           6,805
    7,000    Miami-Dade County                                   5.00        10/01/2027           7,303
   10,000    Miami-Dade County Expressway Auth.                  5.00         7/01/2028          10,516
    7,000    Miami-Dade County Expressway Auth.                  5.00         7/01/2029           7,305
    4,750    Miami-Dade County Health Facilities Auth.           5.00         8/01/2027           4,841
    4,950    Miami-Dade County Health Facilities Auth.           5.00         8/01/2028           4,985
    5,250    Miami-Dade County Health Facilities Auth.           5.00         8/01/2029           5,260
    3,500    Miami-Dade County Health Facilities Auth.           5.00         8/01/2030           3,486
    5,780    Miami-Dade County Health Facilities Auth.           5.00         8/01/2031           5,736
   10,000    Miami-Dade County School Board (INS)                5.00         2/01/2024          10,655
   12,000    Miami-Dade County School Board (INS)                5.25         5/01/2025          13,153

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5  | USAA Tax Exempt Intermediate-Term Fund
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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$  12,000    Orange County Health Facility Auth.                 5.25%       10/01/2022      $   12,932
    5,000    Orange County Health Facility Auth.                 5.38        10/01/2023           5,362
    3,055    Osceola County School Board                         5.00         6/01/2028           3,202
    6,235    Palm Beach County Health Facilities Auth. (INS)     5.00        12/01/2021           6,245
    7,595    Palm Beach County Health Facilities Auth.           5.00        11/15/2023           7,943
      650    Palm Beach County School Board (INS)                5.00         8/01/2022             695
    1,995    Pinellas County Educational Facilities Auth.        5.00        10/01/2021           2,140
    1,080    Pinellas County Educational Facilities Auth.        4.00        10/01/2022           1,052
    1,415    Pinellas County Educational Facilities Auth.        4.00        10/01/2023           1,357
    2,045    Pinellas County Educational Facilities Auth.        5.38        10/01/2026           2,140
    1,895    Pinellas County Educational Facilities Auth.        5.00        10/01/2027           1,857
    2,615    Pinellas County Educational Facilities Auth.        6.50        10/01/2031           2,857
    7,370    Saint Lucie County (INS)                            5.00        10/01/2028           7,735
    2,045    Saint Lucie County School Board                     5.00         7/01/2025           2,225
    1,500    Saint Lucie County School Board                     5.00         7/01/2026           1,616
    8,970    Sunshine State Governmental Financing Commission    5.00         9/01/2019          10,230
    5,525    Sunshine State Governmental Financing Commission    5.00         9/01/2020           6,287
    1,055    Sunshine State Governmental Financing
               Commission (INS)                                  5.00         9/01/2021           1,192
    4,585    Volusia County School Board (INS)                   5.00         8/01/2022           4,851
    4,920    Volusia County School Board (INS)                   5.00         8/01/2023           5,206
    5,165    Volusia County School Board (INS)                   5.00         8/01/2024           5,465
                                                                                             ----------
                                                                                                301,791
                                                                                             ----------
             GEORGIA (0.7%)
   10,000    Burke County Dev. Auth.                             7.00         1/01/2023          11,669
    4,000    Glynn-Brunswick Memorial Hospital Auth.             5.25         8/01/2023           4,247
    2,000    Private Colleges and Univ. Auth.                    5.25        10/01/2027           2,069
    3,000    Private Colleges and Univ. Auth.                    5.25        10/01/2027           3,125
                                                                                             ----------
                                                                                                 21,110
                                                                                             ----------
             GUAM (0.2%)
    1,000    Power Auth.                                         5.00        10/01/2027           1,056
    1,000    Power Auth.                                         5.00        10/01/2030           1,022
    1,000    Waterworks Auth.                                    5.00         7/01/2028             987
    3,000    Waterworks Auth.                                    5.25         7/01/2033           2,934
                                                                                             ----------
                                                                                                  5,999
                                                                                             ----------
             ILLINOIS (7.9%)
    1,000    Bedford Park Village                                4.60        12/01/2017           1,029
    3,240    Bedford Park Village                                4.80        12/01/2020           3,312
    3,085    Bedford Park Village                                4.90        12/01/2023           3,115
    3,861    Chicago                                             6.63        12/01/2022           3,914
   30,000    Chicago (INS)                                       4.45 (a)     1/01/2023          18,784
    6,525    Chicago Midway Airport                              5.00         1/01/2027           6,794
    1,635    Chicago Midway Airport                              5.25         1/01/2033           1,661
    7,000    Chicago-O'Hare International Airport (INS)          5.00         1/01/2021           7,468
   10,000    Chicago-O'Hare International Airport (INS)          5.00         1/01/2022          10,710
    9,000    Chicago-O'Hare International Airport                5.25         1/01/2024           9,679
    3,620    Chicago-O'Hare International Airport (INS)          5.00         1/01/2028           3,662
    1,500    Chicago-O'Hare International Airport (INS)          5.00         1/01/2029           1,508
   13,480    Chicago-O'Hare International Airport                5.25         1/01/2029          14,181
    2,150    Chicago-O'Hare International Airport (INS)          5.13         1/01/2030           2,163
    2,370    Finance Auth.                                       5.50         5/01/2017           2,615
    4,340    Finance Auth.                                       5.75         5/01/2018           4,887
    2,080    Finance Auth.                                       5.00         2/15/2020           2,254
    1,710    Finance Auth.                                       5.00         2/15/2022           1,786
      750    Finance Auth.                                       5.25         4/01/2022             761
    2,000    Finance Auth.                                       5.00         4/01/2023           1,967
    3,400    Finance Auth. (INS)                                 5.00        11/01/2023           3,515

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$  14,935    Finance Auth. (INS)                                 5.00%       11/15/2023      $   15,126
    7,140    Finance Auth.                                       5.13         2/15/2025           7,297
    4,165    Finance Auth.                                       5.00         4/01/2025           3,995
    8,210    Finance Auth.                                       4.50         5/15/2025           8,237
    7,665    Finance Auth.                                       5.38         8/15/2026           8,165
    8,000    Finance Auth.                                       4.50        11/15/2026           8,038
    1,750    Finance Auth.                                       5.40         4/01/2027           1,755
    8,250    Finance Auth.                                       5.50         7/01/2028           8,474
      315    Housing Dev. Auth.                                  4.55         7/01/2021             318
      365    Housing Dev. Auth.                                  4.60         7/01/2023             366
    3,495    Lake County Community Unit School District (INS)
               (ETM)                                             5.13 (a)    12/01/2016           3,418
    4,555    Lake County Community Unit School District (INS)    5.13 (a)    12/01/2016           4,334
    2,500    Metropolitan Pier and Exposition Auth. (INS)        5.20         6/15/2017           2,840
    2,500    Metropolitan Pier and Exposition Auth. (INS)        5.30         6/15/2018           2,821
    4,000    Metropolitan Pier and Exposition Auth. (INS)        5.40         6/15/2019           4,469
    5,000    Metropolitan Pier and Exposition Auth. (INS)        5.70 (a)     6/15/2026           2,664
    2,000    Northeastern Illinois Univ.                         4.75        10/01/2025           2,032
    7,095    Railsplitter Tobacco Settlement Auth.               5.00         6/01/2018           8,022
   10,000    Railsplitter Tobacco Settlement Auth.               5.50         6/01/2023          11,046
    5,000    State (INS)                                         5.00         1/01/2021           5,403
   10,000    State (INS)                                         5.00         4/01/2029          10,207
   14,070    Will County Forest Preserve District (INS)          5.40 (a)    12/01/2017          13,301
                                                                                             ----------
                                                                                                238,093
                                                                                             ----------
             INDIANA (2.0%)
    1,470    Finance Auth.                                       5.00         5/01/2024           1,600
   20,000    Finance Auth. (INS)                                 4.55        12/01/2024          20,330
    1,200    Finance Auth.                                       5.00         5/01/2027           1,251
    1,900    Finance Auth.                                       5.00        10/01/2027           1,963
   10,500    Finance Auth.                                       5.00         6/01/2032           9,966
    4,000    Health and Educational Facility Financing Auth.     5.00         2/15/2021           4,295
    8,375    Health and Educational Facility Financing Auth.     5.00         2/15/2022           8,976
    3,000    Jasper County (INS)                                 5.85         4/01/2019           3,419
    6,000    Rockport (INS)                                      4.63         6/01/2025           6,191
    6,181    St. Joseph County, acquired 12/17/1998; cost
               $6,119 (d),(e)                                    5.75         2/15/2019             663
    1,500    Vanderburgh County Redevelopment District           5.00         2/01/2026           1,521
                                                                                             ----------
                                                                                                 60,175
                                                                                             ----------
             IOWA (0.9%)
    9,190    Finance Auth. (INS)                                 5.00         7/01/2014           9,392
    1,325    Finance Auth. (INS)                                 5.00        12/01/2021           1,337
    1,390    Finance Auth. (INS)                                 5.00        12/01/2022           1,392
    1,460    Finance Auth. (INS)                                 5.00        12/01/2023           1,453
    1,535    Finance Auth. (INS)                                 5.00        12/01/2024           1,503
    1,610    Finance Auth. (INS)                                 5.00        12/01/2025           1,568
    1,690    Finance Auth. (INS)                                 5.00        12/01/2026           1,626
    2,475    Waterloo Community School District                  5.00         7/01/2024           2,612
    2,775    Waterloo Community School District                  5.00         7/01/2025           2,906
    4,510    Waterloo Community School District                  5.00         7/01/2027           4,659
                                                                                             ----------
                                                                                                 28,448
                                                                                             ----------
             KANSAS (0.2%)
    9,330    Wyandotte County                                    5.99 (a)     6/01/2021           6,318
                                                                                             ----------
             KENTUCKY (1.0%)
    6,130    Economic Dev. Finance Auth.                         4.05 (a)    10/01/2024           3,656
    7,500    Economic Dev. Finance Auth. (INS)                   5.75        12/01/2028           7,717
    3,830    Louisville/Jefferson County Metro Government        5.00        12/01/2022           4,243
    2,760    Louisville/Jefferson County Metro Government        5.00        12/01/2023           3,011

================================================================================

7  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$   7,160    Louisville/Jefferson County Metro Government        5.00%       12/01/2024      $    7,720
    3,725    Pikeville City Hospital Improvement                 5.75         3/01/2026           3,968
                                                                                             ----------
                                                                                                 30,315
                                                                                             ----------
             LOUISIANA (1.9%)
    2,750    Jefferson Parish Hospital District No. 1 (INS)      5.50         1/01/2026           2,899
    3,000    Jefferson Parish Hospital District No. 1 (INS)      5.38         1/01/2031           3,046
    3,750    Local Government Environmental Facilities and
               Community Dev. Auth.                              6.50         8/01/2029           4,108
   20,000    Public Facilities Auth.                             5.00         9/01/2028          20,509
    2,440    Terrebonne Parish Hospital Service District No. 1   5.00         4/01/2022           2,622
    2,570    Terrebonne Parish Hospital Service District No. 1   5.00         4/01/2023           2,725
    2,000    Terrebonne Parish Hospital Service District No. 1   4.65         4/01/2024           2,056
    4,250    Terrebonne Parish Hospital Service District No. 1   5.00         4/01/2028           4,342
    5,000    Tobacco Settlement Financing Corp.                  5.00         5/15/2023           5,457
   10,000    Tobacco Settlement Financing Corp.                  5.25         5/15/2031           9,870
                                                                                             ----------
                                                                                                 57,634
                                                                                             ----------
             MAINE (0.6%)
    1,635    Health and Higher Educational Facilities Auth.      5.00         7/01/2024           1,766
    1,000    Health and Higher Educational Facilities Auth.      5.00         7/01/2026           1,058
   11,500    Health and Higher Educational Facilities Auth.      6.00         7/01/2026          11,828
    1,000    Health and Higher Educational Facilities Auth.      5.00         7/01/2027           1,047
    1,500    Jay                                                 4.85         5/01/2019           1,529
                                                                                             ----------
                                                                                                 17,228
                                                                                             ----------
             MARYLAND (0.3%)
      750    Community Dev. Administration                       5.88         7/01/2016             752
    2,500    EDC                                                 6.20         9/01/2022           2,929
    5,000    Health and Higher Educational Facilities Auth.      6.00         1/01/2028           5,173
                                                                                             ----------
                                                                                                  8,854
                                                                                             ----------
             MASSACHUSETTS (1.2%)
    3,110    Health and Educational Facilities Auth.             5.00         7/01/2019           3,439
    9,000    Health and Educational Facilities Auth.             6.00         7/01/2024          10,001
    4,000    Health and Educational Facilities Auth.             5.00         7/15/2027           3,953
    5,545    Massachusetts Bay Transportation Auth.              4.60 (a)     7/01/2022           4,015
    5,000    Massachusetts Bay Transportation Auth.              4.70 (a)     7/01/2024           3,239
    1,600    Massachusetts Bay Transportation Auth.              4.73 (a)     7/01/2025             974
      640    Massachusetts Dev. Finance Agency                   5.00         7/01/2020             686
    1,480    Massachusetts Dev. Finance Agency                   5.00         7/01/2022           1,549
    4,500    Massachusetts Dev. Finance Agency                   6.25         1/01/2027           4,939
    1,720    Massachusetts Dev. Finance Agency                   5.00         7/01/2027           1,713
    2,000    Massachusetts Dev. Finance Agency                   5.00         7/01/2030           1,998
      110    Water Pollution Abatement Trust                     4.75         8/01/2025             117
                                                                                             ----------
                                                                                                 36,623
                                                                                             ----------
             MICHIGAN (1.7%)
   18,000    Building Auth. (INS)                                4.81 (a)    10/15/2022          12,207
    3,000    Building Auth.                                      5.00        10/15/2029           3,134
   10,000    Grand Traverse County Hospital Finance Auth.        5.00         7/01/2029          10,210
    2,675    Hospital Finance Auth.                              5.00        11/15/2019           2,870
    3,400    Hospital Finance Auth.                              5.00        11/15/2022           3,510
   12,000    Kent Hospital Finance Auth.                         5.00        11/15/2029          12,418
    3,000    State Trunk Line Fund                               5.00        11/01/2019           3,481

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$   2,000    State Trunk Line Fund                               5.00%       11/01/2020      $    2,274
                                                                                             ----------
                                                                                                 50,104
                                                                                             ----------
             MINNESOTA (1.4%)
    1,080    Chippewa County                                     5.38         3/01/2022           1,097
    5,120    Chippewa County                                     5.50         3/01/2027           5,160
   18,015    Cohasset                                            4.95         7/01/2022          18,143
    2,500    Higher Education Facilities Auth.                   4.50        10/01/2027           2,517
    3,000    Municipal Power Agency                              4.38        10/01/2025           3,034
    7,680    St. Paul Housing and Redevelopment Auth.            5.15        11/15/2020           7,959
    3,500    St. Paul Housing and Redevelopment Auth.            5.25         5/15/2026           3,603
                                                                                             ----------
                                                                                                 41,513
                                                                                             ----------
             MISSISSIPPI (0.4%)
    2,000    Dev. Bank                                           5.00         4/01/2028           2,064
    7,000    Dev. Bank (INS)                                     5.00         9/01/2030           7,299
    1,650    Hospital Equipment and Facilities Auth.             5.00        12/01/2016           1,786
    1,000    Hospital Equipment and Facilities Auth.             5.25        12/01/2021           1,032
                                                                                             ----------
                                                                                                 12,181
                                                                                             ----------
             MISSOURI (1.4%)
    1,780    Cape Girardeau County Health Care Facilities IDA    5.00         6/01/2025           1,924
   17,545    Cape Girardeau County Health Care Facilities IDA    5.00         6/01/2027          17,586
    2,555    Cape Girardeau County Health Care Facilities IDA    5.00         6/01/2027           2,705
    1,000    Cass County                                         5.00         5/01/2022           1,007
    3,315    Cass County                                         5.38         5/01/2022           3,369
    2,000    Cass County                                         5.50         5/01/2027           2,003
    2,000    Dev. Finance Board                                  4.75         6/01/2025           2,016
    2,310    Health and Educational Facilities Auth.             5.00         5/01/2030           2,307
    2,350    Health and Educational Facilities Auth.             5.25         5/01/2033           2,355
    1,760    Riverside IDA (INS)                                 5.00         5/01/2020           1,879
    1,380    Saint Louis County IDA                              5.00         9/01/2023           1,427
    2,750    Saint Louis County IDA                              5.50         9/01/2033           2,751
    1,330    St. Joseph IDA                                      5.00         4/01/2027           1,374
                                                                                             ----------
                                                                                                 42,703
                                                                                             ----------
             MONTANA (0.5%)
    6,500    Forsyth (INS)                                       4.65         8/01/2023           6,753
    8,500    Forsyth                                             3.90         3/01/2031           7,835
                                                                                             ----------
                                                                                                 14,588
                                                                                             ----------
             NEVADA (0.7%)
    2,865    Clark County                                        5.00         5/15/2020           3,084
   18,000    Humboldt County                                     5.15        12/01/2024          19,309
                                                                                             ----------
                                                                                                 22,393
                                                                                             ----------
             NEW JERSEY (3.2%)
   10,000    EDA                                                 5.25         9/01/2019          11,672
    5,000    EDA (INS)                                           5.00         7/01/2022           5,106
   10,000    EDA                                                 5.25         9/01/2022          11,358
    3,500    EDA                                                 4.45         6/01/2023           3,696
    8,830    EDA (PRE)                                           5.25         9/01/2023           9,554
    2,500    EDA                                                 5.00         6/15/2026           2,571
    4,535    Essex County Improvement Auth. (INS)                6.00        11/01/2025           5,059
   20,000    State Turnpike Auth.                                5.00         1/01/2021          22,436

================================================================================

9  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$   5,000    Tobacco Settlement Financing Corp.                  5.00%        6/01/2017      $    5,445
    2,000    Transportation Trust Fund Auth. (PRE)               5.25        12/15/2017           2,193
    5,000    Transportation Trust Fund Auth. (INS)               5.25        12/15/2022           5,758
   20,000    Transportation Trust Fund Auth.                     4.47 (a)    12/15/2025          11,548
                                                                                             ----------
                                                                                                 96,396
                                                                                             ----------
             NEW MEXICO (1.1%)
   20,000    Farmington Pollution Control                        4.70         5/01/2024          20,587
    4,890    Jicarilla Apache Nation (f)                         5.00         9/01/2018           4,835
    3,250    Jicarilla Apache Nation (f)                         5.50         9/01/2023           3,132
    4,000    Sandoval County                                     4.38         6/01/2020           4,121
                                                                                             ----------
                                                                                                 32,675
                                                                                             ----------
             NEW YORK (7.9%)
    2,500    Albany IDA                                          5.75        11/15/2022           2,763
    1,500    Dormitory Auth.                                     5.25         7/01/2015           1,536
    4,000    Dormitory Auth.                                     5.20         2/15/2016           4,017
    2,005    Dormitory Auth.                                     5.25         7/01/2016           2,053
    4,760    Dormitory Auth.                                     5.30         2/15/2017           4,780
    2,000    Dormitory Auth.                                     5.25         7/01/2017           2,048
   12,560    Dormitory Auth. (ETM)                               5.30         2/15/2019          14,371
    5,000    Dormitory Auth.                                     5.00         7/01/2020           5,388
   24,935    Dormitory Auth.                                     5.00         7/01/2022          26,262
      750    Dormitory Auth.                                     5.00         5/01/2023             782
      750    Dormitory Auth.                                     5.00         5/01/2024             771
    1,200    Dormitory Auth.                                     5.00         5/01/2025           1,219
    1,000    Dormitory Auth.                                     5.00         5/01/2026           1,007
    2,500    Dutchess County IDA                                 4.50         8/01/2026           2,301
    1,395    East Rochester Housing Auth. (NBGA)                 4.63         2/15/2017           1,406
    2,000    Erie County IDA                                     5.00         5/01/2028           2,151
   17,075    Long Island Power Auth.                             5.00         4/01/2023          18,229
   10,000    MTA                                                 6.25        11/15/2023          11,734
    6,800    MTA                                                 5.00        11/15/2024           7,412
   16,565    MTA                                                 5.00        11/15/2024          18,251
    2,500    MTA (INS)                                           5.00        11/15/2024           2,737
    5,000    Monroe County IDC (NBGA)                            5.75         8/15/2030           5,685
      115    New York City                                       5.63         8/01/2015             116
      225    New York City                                       5.75         8/01/2016             227
    5,000    New York City                                       5.13        11/15/2022           5,724
    4,330    New York City                                       5.13        12/01/2022           4,909
    6,000    New York City                                       5.13        12/01/2023           6,774
    5,780    New York City (PRE)                                 5.00         4/01/2024           6,374
    4,220    New York City                                       5.00         4/01/2024           4,568
    5,240    New York City                                       5.00         8/01/2024           5,889
    5,000    New York City                                       5.25        11/15/2024           5,709
    5,000    New York City                                       5.00         2/01/2025           5,542
    3,500    New York City Transitional Finance Auth.            5.00         1/15/2022           3,919
   25,000    New York City Transitional Finance Auth.            5.00         5/01/2026          28,440
      575    Newburgh City                                       5.00         6/15/2023             572
    2,250    Niagara Area Dev. Corp.                             4.00        11/01/2024           2,051
    4,000    Rockland County                                     2.25         3/14/2014           4,006
    1,585    Rockland County                                     3.50        10/01/2021           1,562
    1,190    Rockland County                                     3.63        10/01/2022           1,157
    1,560    Rockland County                                     3.63        10/01/2023           1,495
    1,665    Rockland County                                     3.63        10/01/2024           1,567
      790    Saratoga County Capital Resource Corp.              5.00        12/01/2028             830
    1,500    Suffolk County EDC                                  5.00         7/01/2028           1,529
    1,880    Suffolk County IDA                                  5.00        11/01/2014           1,937
    1,000    Suffolk County IDA                                  5.00        11/01/2015           1,063
    1,350    Westchester County Local Dev. Corp.                 5.00         1/01/2028           1,347
    2,600    Yonkers (INS)                                       5.00        10/01/2023           2,848
                                                                                             ----------
                                                                                                237,058
                                                                                             ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
             NORTH CAROLINA (1.0%)
$   3,000    Eastern Municipal Power Agency                      5.00%       1/01/2024       $    3,199
    5,000    Eastern Municipal Power Agency                      5.00        1/01/2026            5,363
    4,805    Medical Care Commission                             6.38        7/01/2026            5,318
    5,500    Medical Care Commission                             5.00        7/01/2027            5,543
    2,000    Municipal Power Agency No. 1                        5.25        1/01/2020            2,227
    3,600    Turnpike Auth. (INS)                                5.00        1/01/2022            3,929
    3,330    Turnpike Auth. (INS)                                5.13        1/01/2024            3,598
                                                                                             ----------
                                                                                                 29,177
                                                                                             ----------
             NORTH DAKOTA (0.5%)
    1,000    Grand Forks (INS)                                   5.00       12/15/2022            1,070
   11,085    Grand Forks City Health Care System                 5.00       12/01/2029           11,226
    2,055    Williams County                                     5.00       11/01/2021            2,075
                                                                                             ----------
                                                                                                 14,371
                                                                                             ----------
             OHIO (1.9%)
    9,000    Air Quality Dev. Auth.                              5.70        8/01/2020            9,929
    3,000    American Municipal Power, Inc.                      5.00        2/15/2021            3,329
    2,760    American Municipal Power, Inc.                      5.00        2/15/2022            3,028
    7,165    Buckeye Tobacco Settlement Financing Auth.          5.13        6/01/2024            5,918
    2,000    Cleveland Airport System                            5.00        1/01/2030            2,005
    1,000    Cleveland Airport System                            5.00        1/01/2031              991
    1,845    Fairview Park City (INS) (PRE)                      4.13       12/01/2020            1,975
      555    Fairview Park City (INS)                            4.13       12/01/2020              586
   10,000    Hamilton City (INS)                                 4.65       10/15/2022           10,723
    4,365    Hamilton County                                     4.30 (a)   12/01/2025            2,540
    9,000    Hancock County Hospital Facilities                  6.50       12/01/2030            9,871
    1,750    Miami County                                        5.25        5/15/2021            1,835
    2,000    Miami County                                        5.25        5/15/2026            2,053
    2,000    Turnpike and Infrastructure Commission              5.25        2/15/2029            2,172
                                                                                             ----------
                                                                                                 56,955
                                                                                             ----------
             OKLAHOMA (1.4%)
    5,360    Cherokee Nation (INS) (f)                           4.60       12/01/2021            5,487
    5,650    Chickasaw Nation (f)                                5.38       12/01/2017            6,088
    5,000    Chickasaw Nation (f)                                6.00       12/01/2025            5,579
    2,020    Comanche County Hospital Auth.                      5.00        7/01/2021            2,105
    3,895    Comanche County Hospital Auth. (INS)                5.25        7/01/2022            3,930
    3,000    Comanche County Hospital Auth. (INS)                5.25        7/01/2023            3,019
    1,400    Norman Regional Hospital Auth.                      5.50        9/01/2024            1,421
   13,100    Norman Regional Hospital Auth.                      5.00        9/01/2027           12,876
                                                                                             ----------
                                                                                                 40,505
                                                                                             ----------
             OREGON (0.1%)
    1,000    Washington, Yamhill and Multnomah Counties
               Hillsboro School District No. 1J (INS)            4.58 (a)    6/15/2025              601
    5,900    Washington, Yamhill and Multnomah Counties
               Hillsboro School District No. 1J (INS)            4.59 (a)    6/15/2026            3,369
                                                                                             ----------
                                                                                                  3,970
                                                                                             ----------
             PENNSYLVANIA (1.8%)
    1,410    Allegheny County Higher Education Building Auth.    5.13        3/01/2025            1,539
    1,000    Allegheny County IDA                                5.00        9/01/2021            1,003
    1,220    Allegheny County IDA                                5.10        9/01/2026            1,146
    5,000    Beaver County IDA                                   2.15        3/01/2017            4,879
    6,500    Cumberland County Municipal Auth.                   4.00       12/01/2026            5,932
    1,000    Delaware County Auth.                               5.00       10/01/2025            1,021

================================================================================

11  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$   2,720    Delaware River Port Auth.                           5.00%        1/01/2025      $    2,785
   13,000    Economic Development Financing Auth.                4.00        10/01/2023          13,194
    1,730    Higher Educational Facilities Auth.                 5.25         7/15/2025           1,827
    2,020    Higher Educational Facilities Auth.                 5.25         7/15/2026           2,106
    2,125    Higher Educational Facilities Auth.                 5.25         7/15/2027           2,192
    2,245    Higher Educational Facilities Auth.                 5.25         7/15/2028           2,299
    2,415    Higher Educational Facilities Auth.                 5.00         7/15/2030           2,353
    1,625    Higher Educational Facilities Auth.                 5.00         7/01/2032           1,621
    1,965    Higher Educational Facilities Auth.                 5.25         7/15/2033           1,927
      730    Housing Finance Agency                              5.00        10/01/2025             742
    1,615    Lancaster County Hospital Auth.                     5.00        11/01/2026           1,638
    1,200    Montgomery County IDA                               5.00        11/15/2023           1,226
    2,750    Montgomery County IDA                               5.00        11/15/2024           2,778
    1,250    Public School Building Auth.                        5.00         4/01/2023           1,369
                                                                                             ----------
                                                                                                 53,577
                                                                                             ----------
             PUERTO RICO (0.6%)
   14,000    Government Dev. Bank (INS)                          4.75        12/01/2015          13,692
    2,600    Industrial, Tourist, Educational, Medical and
               Environmental Control Facilities Financing Auth.  5.00         4/01/2027           1,881
    5,000    Sales Tax Financing Corp.                           5.25 (a)     8/01/2023           2,384
    2,000    Sales Tax Financing Corp.                           5.45 (a)     8/01/2024             882
                                                                                             ----------
                                                                                                 18,839
                                                                                             ----------
             RHODE ISLAND (0.5%)
      585    Health and Educational Building Corp. (INS)         5.50         5/15/2016             587
    5,500    Health and Educational Building Corp. (INS)         5.00         5/15/2026           5,643
    2,000    Health and Educational Building Corp.               6.00         9/01/2033           2,012
    5,915    Housing and Mortgage Finance Corp.                  4.65        10/01/2026           5,951
                                                                                             ----------
                                                                                                 14,193
                                                                                             ----------
             SOUTH CAROLINA (1.5%)
    5,870    Association of Governmental Organizations
               Educational Facilities Corp. (INS)                4.75        12/01/2026           5,916
    6,325    Association of Governmental Organizations
               Educational Facilities Corp. (INS)                4.75        12/01/2026           6,310
    4,250    Georgetown County                                   5.95         3/15/2014           4,290
    5,000    Georgetown County                                   5.70         4/01/2014           5,054
    5,000    Lexington County Health Services District, Inc.     5.00        11/01/2024           5,302
    7,335    Lexington County Health Services District, Inc.     5.00        11/01/2026           7,650
    7,200    Piedmont Municipal Power Agency (INS)               5.00         1/01/2028           7,624
    2,700    Piedmont Municipal Power Agency (INS)               5.00         1/01/2028           2,859
                                                                                             ----------
                                                                                                 45,005
                                                                                             ----------
             SOUTH DAKOTA (0.1%)
    1,700    Health and Educational Facilities Auth.             5.00        11/01/2024           1,802
                                                                                             ----------
             TENNESSEE (0.9%)
    7,000    Jackson                                             5.25         4/01/2023           7,501
    2,125    Johnson City Health and Educational Facilities
               Board                                             5.25         7/01/2026           2,170
    1,000    Nashville and Davidson County Health and
               Educational Facilities Board (INS)                5.10         8/01/2019           1,000
   14,750    Sullivan County Health, Educational and
               Housing Facilities Board                          5.25         9/01/2026          15,022
                                                                                             ----------
                                                                                                 25,693
                                                                                             ----------
             TEXAS (13.0%)
    2,300    Austin (INS)                                        5.00        11/15/2024           2,484
    5,610    Austin Utility Systems (INS)                        5.15 (a)     5/15/2017           5,379
    1,855    Bastrop ISD (NBGA)                                  5.55 (a)     2/15/2014           1,855

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$   3,030    Bastrop ISD (NBGA)                                  5.55% (a)    2/15/2015      $    3,020
    3,055    Bastrop ISD (NBGA)                                  5.60 (a)     2/15/2016           3,020
    3,155    Bastrop ISD (NBGA)                                  5.60 (a)     2/15/2017           3,063
    4,150    Bexar County Health Facilities Dev. Corp.           5.00         7/01/2027           4,152
    4,240    Boerne ISD (NBGA)                                   3.66 (a)     2/01/2026           2,616
    2,680    Central Regional Mobility Auth., 4.55%,
               1/01/2014 (INS) (PRE)                             4.55 (g)     1/01/2020           2,963
    3,445    Central Regional Mobility Auth., 4.60%,
               1/01/2014 (INS) (PRE)                             4.60 (g)     1/01/2021           3,814
      700    Central Regional Mobility Auth.                     5.00         1/01/2021             712
      500    Central Regional Mobility Auth.                     5.00         1/01/2022             505
      885    Central Regional Mobility Auth.                     5.90 (a)     1/01/2022             598
      500    Central Regional Mobility Auth.                     5.00         1/01/2023             502
    7,000    Central Regional Mobility Auth.                     6.25 (a)     1/01/2024           4,147
    2,500    Central Regional Mobility Auth.                     5.75         1/01/2025           2,644
    2,535    Central Regional Mobility Auth.                     6.50 (a)     1/01/2026           1,295
    3,500    Central Regional Mobility Auth.                     5.00         1/01/2033           3,206
    2,600    Conroe ISD (NBGA) (PRE)                             5.00         2/15/2023           2,740
    3,100    Conroe ISD (NBGA) (PRE)                             5.00         2/15/2024           3,267
    2,000    Dallas/Fort Worth International Airport             5.25        11/01/2028           2,149
    7,500    Dallas/Fort Worth International Airport             5.25        11/01/2029           8,016
   13,745    Denton ISD (NBGA)                                   5.03 (a)     8/15/2023           9,363
   16,500    Denton ISD (NBGA)                                   5.06 (a)     8/15/2024          10,653
    3,715    Ennis ISD (NBGA)                                    4.58 (a)     8/15/2025           2,265
    3,720    Ennis ISD (NBGA)                                    4.60 (a)     8/15/2026           2,157
    4,710    Harris County Cultural Education Facilities
               Finance Corp.                                     5.00        12/01/2027           4,965
    1,400    Harris County Cultural Education Facilities
               Finance Corp.                                     5.00         6/01/2028           1,380
   40,000    Harris County IDC                                   5.00         2/01/2023          42,410
    1,895    Hidalgo County Health Services Corp.                4.75         8/15/2017           1,898
      350    Hidalgo County Health Services Corp.                5.00         8/15/2019             350
    3,805    Hidalgo County Health Services Corp.                5.00         8/15/2022           3,916
    1,785    Hidalgo County Health Services Corp.                5.00         8/15/2026           1,809
    4,000    Houston Airport System                              5.00         7/01/2024           4,365
    7,000    Houston Airport System                              5.00         7/01/2025           7,562
    3,850    Houston Higher Education Finance Corp.              5.25         9/01/2031           3,993
    4,075    Houston Higher Education Finance Corp.              5.25         9/01/2032           4,189
    3,635    Houston ISD Public Facility Corp. (INS)             5.35 (a)     9/15/2015           3,585
    4,955    Houston ISD Public Facility Corp. (INS)             5.35 (a)     9/15/2015           4,886
    6,955    Houston ISD Public Facility Corp. (INS)             5.38 (a)     9/15/2016           6,749
    2,635    Houston ISD Public Facility Corp. (INS)             5.38 (a)     9/15/2016           2,557
    3,885    Houston ISD Public Facility Corp. (INS)             5.40 (a)     9/15/2017           3,665
    1,520    Judson ISD (INS) (PRE)                              5.00         2/01/2023           1,526
      680    Judson ISD (INS)                                    5.00         2/01/2023             683
    1,035    Judson ISD (INS) (PRE)                              5.00         2/01/2024           1,039
      465    Judson ISD (INS)                                    5.00         2/01/2024             467
      105    La Porte ISD (INS)                                  5.00         2/15/2022             110
    1,490    La Porte ISD (INS) (PRE)                            5.00         2/15/2022           1,570
      225    La Porte ISD (INS)                                  5.00         2/15/2024             235
    3,310    La Porte ISD (INS) (PRE)                            5.00         2/15/2024           3,488
    1,655    Lewisville (INS)                                    5.38         9/01/2015           1,658
    4,555    Lower Colorado River Auth. (INS)                    4.38         5/15/2025           4,627
    2,000    Lower Colorado River Auth. (INS)                    4.38         5/15/2026           2,026
    1,540    Marlin ISD Public Facility Corp., acquired
               7/22/1998; cost $1,565 (d)                        5.85         2/15/2018           1,550
    3,425    Mesquite Health Facilities Dev. Corp.               5.50         2/15/2025           3,451
    2,040    Midlothian Dev. Auth. (INS)                         5.00        11/15/2018           2,074
    2,235    Midlothian Dev. Auth. (INS)                         5.00        11/15/2021           2,230
    7,515    Midlothian Dev. Auth.                               6.00        11/15/2024           7,521
    1,695    Midlothian Dev. Auth. (INS)                         5.00        11/15/2026           1,647
    2,295    Midlothian Dev. Auth.                               5.13        11/15/2026           2,213
    2,155    New Braunfels ISD (NBGA)                            3.04 (a)     2/01/2023           1,612
    2,500    North Texas Tollway Auth.                           6.00         1/01/2023           2,840
   15,000    North Texas Tollway Auth.                           6.00         1/01/2025          17,255

================================================================================

13  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$   1,220    Nueces River Auth. (INS)                            5.00%        7/15/2023      $    1,292
    1,530    Nueces River Auth. (INS)                            5.00         7/15/2024           1,617
    2,965    Plano ISD (NBGA)                                    4.50         2/15/2023           3,070
    2,000    Red River Education Finance Corp.                   4.38         3/15/2025           2,048
    3,000    Red River Education Finance Corp.                   4.38         3/15/2026           3,037
    8,395    Rockwall ISD (NBGA)                                 5.14 (a)     2/15/2022           6,063
    9,205    Sabine River Auth. (INS)                            4.95         3/01/2018          10,026
    2,000    San Leanna Education Facilities Corp.               5.00         6/01/2018           2,172
    1,965    San Leanna Education Facilities Corp.               5.13         6/01/2023           2,044
    1,000    San Leanna Education Facilities Corp.               5.13         6/01/2024           1,032
    1,545    San Leanna Education Facilities Corp.               5.13         6/01/2025           1,586
    5,200    Schertz-Cibolo-Universal City ISD (NBGA)            4.86 (a)     2/01/2023           3,474
    3,320    State                                               5.00         8/01/2016           3,412
    3,750    Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.25        11/15/2022           3,871
    1,100    Tarrant County Cultural Education Facilities
               Finance Corp.                                     6.00        11/15/2026           1,119
    8,300    Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.13         5/15/2027           7,978
    5,000    Tarrant Regional Water District (INS)               4.38         3/01/2021           5,218
    7,000    Transportation Commission                           4.38         4/01/2025           7,242
   13,000    Transportation Commission                           4.50         4/01/2026          13,576
    7,170    Tyler Health Facilities Dev. Corp.                  5.25        11/01/2019           7,848
    7,945    Tyler Health Facilities Dev. Corp.                  5.25        11/01/2021           8,619
    3,360    Tyler Health Facilities Dev. Corp.                  5.25        11/01/2022           3,609
    3,800    Tyler Health Facilities Dev. Corp.                  5.25        11/01/2023           4,061
    8,745    Tyler Health Facilities Dev. Corp.                  5.25         7/01/2026           8,899
   10,000    Tyler Health Facilities Dev. Corp.                  5.50         7/01/2027          10,126
   10,000    Univ. of Texas Board of Regents                     4.25         8/15/2025          10,298
    1,795    Weatherford ISD (NBGA)                              4.73 (a)     2/15/2023           1,259
    1,795    Weatherford ISD (NBGA)                              4.77 (a)     2/15/2024           1,178
    5,970    Williamson County (INS)                             5.13         2/15/2022           6,667
    1,385    Wylie ISD (NBGA)                                    5.00 (a)     8/15/2014           1,383
    1,690    Wylie ISD (NBGA)                                    5.10 (a)     8/15/2015           1,680
                                                                                             ----------
                                                                                                390,190
                                                                                             ----------
             UTAH (0.4%)
   18,337    Jordanelle Special Service District, acquired
               6/18/2009; cost $18,337 (d),(e),(f),(h)          12.00         8/01/2030          11,515
                                                                                             ----------
             VERMONT (0.3%)
    9,000    EDA                                                 5.00        12/15/2020          10,076
                                                                                             ----------
             VIRGINIA (1.1%)
    1,750    Albemarle County IDA                                5.00         1/01/2024           1,702
    2,290    College Building Auth.                              5.00         6/01/2021           2,357
   11,280    College Building Auth.                              5.00         6/01/2026          11,361
   14,924    Farms of New Kent Community Dev. Auth.,
               acquired 9/08/2006-10/04/2007; cost
               $14,395 (d),(e),(h)                               5.13         3/01/2036           7,289
   10,000    Roanoke County EDA                                  5.00         7/01/2025          10,582
    1,000    Small Business Financing Auth.                      5.13         9/01/2022           1,044
                                                                                             ----------
                                                                                                 34,335
                                                                                             ----------
             WASHINGTON (0.2%)
      400    Higher Education Facilities Auth.                   5.20        10/01/2017             402
    5,000    Tobacco Settlement Auth.                            5.25         6/01/2031           5,109
                                                                                             ----------
                                                                                                  5,511
                                                                                             ----------
             WISCONSIN (0.8%)
    8,300    Health and Educational Facilities Auth.             5.13         2/15/2026           8,441

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$   1,500    Health and Educational Facilities Auth.             5.00%        8/15/2026      $    1,579
    2,000    Health and Educational Facilities Auth.             5.00         7/15/2028           2,027
    1,935    Health and Educational Facilities Auth.             5.00         8/15/2029           1,987
    5,000    Health and Educational Facilities Auth.             5.13         4/15/2031           5,003
    6,000    Sheboygan (INS)                                     5.00         9/01/2015           6,365
                                                                                             ----------
                                                                                                 25,402
                                                                                             ----------
             Total Fixed-Rate Instruments (cost: $2,644,391)                                  2,720,275
                                                                                             ----------
             PUT BONDS (6.9%)

             ARIZONA (1.6%)
   16,000    Health Facilities Auth.                             1.91 (i)     2/01/2048          15,719
   20,000    Health Facilities Auth.                             1.91 (i)     2/01/2048          19,634
   12,500    Maricopa County                                     6.00         5/01/2029          12,719
                                                                                             ----------
                                                                                                 48,072
                                                                                             ----------
             CALIFORNIA (0.7%)
   17,000    Bay Area Toll Auth.                                 1.16 (i)     4/01/2045          17,085
    3,000    Health Facilities Financing Auth.                   4.95         7/01/2026           3,067
                                                                                             ----------
                                                                                                 20,152
                                                                                             ----------
             FLORIDA (0.9%)
    7,375    Miami-Dade County IDA                               4.00        10/01/2018           7,607
   16,000    Putnam County Dev. Auth. (INS)                      5.35         3/15/2042          18,299
                                                                                             ----------
                                                                                                 25,906
                                                                                             ----------
             ILLINOIS (0.4%)
    5,000    Chicago Board of Education                          0.89 (i)     3/01/2036           4,937
    7,500    Educational Facilities Auth.                        4.75        11/01/2036           8,200
                                                                                             ----------
                                                                                                 13,137
                                                                                             ----------
             LOUISIANA (0.5%)
   16,750    St. Charles Parish                                  4.00        12/01/2040          16,559
                                                                                             ----------
             MASSACHUSETTS (0.2%)
    6,000    Dev. Finance Agency (PRE)                           5.75        12/01/2042           7,295
                                                                                             ----------
             MICHIGAN (0.6%)
   15,000    Hospital Finance Auth.                              6.00        12/01/2034          17,709
                                                                                             ----------
             NEW MEXICO (1.1%)
   10,000    Farmington                                          4.75         6/01/2040          10,631
   20,000    Farmington                                          5.20         6/01/2040          21,705
                                                                                             ----------
                                                                                                 32,336
                                                                                             ----------
             OHIO (0.3%)
    8,000    Air Quality Dev. Auth.                              5.75         6/01/2033           8,598
                                                                                             ----------
             PENNSYLVANIA (0.6%)
    8,800    Beaver County IDA                                   2.70         4/01/2035           8,604
    1,750    Economic Dev. Financing Auth.                       1.75        12/01/2033           1,760
    8,750    Economic Dev. Financing Auth.                       3.00        11/01/2041           8,648
                                                                                             ----------
                                                                                                 19,012
                                                                                             ----------
             Total Put Bonds (cost: $199,524)                                                   208,776
                                                                                             ----------

================================================================================

15  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON          FINAL            VALUE
(000)        SECURITY                                              RATE       MATURITY            (000)
-------------------------------------------------------------------------------------------------------
             ADJUSTABLE-RATE NOTES (0.7%)

             NEW JERSEY (0.7%)
$  10,000    EDA                                                 1.61%        9/01/2027    $      9,825
   10,000    EDA                                                 1.66         3/01/2028           9,755
                                                                                           ------------
                                                                                                 19,580
                                                                                           ------------
             Total Adjustable-Rate Notes (cost: $20,000)                                         19,580
                                                                                           ------------
             VARIABLE-RATE DEMAND NOTES (1.1%)

             CALIFORNIA (0.2%)
    4,815    Victorville Joint Powers Financing Auth.
               (LOC - BNP Paribas)                               1.56         5/01/2040           4,815
                                                                                           ------------
             CONNECTICUT (0.2%)
    5,000    State (j)                                           0.44         7/01/2017           5,000
                                                                                           ------------
             NEW YORK (0.3%)
    1,800    Albany IDA (LOC - RBS Citizens, N.A.)               0.32         7/01/2016           1,800
    7,300    Urban Dev. Corp. (LIQ)(LOC - Dexia Credit
               Local) (f)                                        0.31         3/15/2024           7,300
                                                                                           ------------
                                                                                                  9,100
                                                                                           ------------
             PENNSYLVANIA (0.1%)
    2,400   Emmaus General Auth. (INS)(LIQ)                      0.30        12/01/2028           2,400
    2,405   Wilkinsburg Municipal Auth. (LOC - Citizens
               Bank of Pennsylvania)                             0.50         3/01/2027           2,405
                                                                                           ------------
                                                                                                  4,805
                                                                                           ------------
             TEXAS (0.1%)
    3,200    Port of Port Arthur Navigation District of
               Jefferson County                                  0.75        12/01/2039           3,200
                                                                                           ------------
             WASHINGTON (0.2%)
    6,000    Health Care Facilities Auth. (INS)(LIQ)             0.40        12/01/2036           6,000
                                                                                           ------------
             Total Variable-Rate Demand Notes (cost: $32,920)                                    32,920
                                                                                           ------------

             TOTAL INVESTMENTS (COST: $2,896,835)                                          $  2,981,551
                                                                                           ============

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                         (LEVEL 1)          (LEVEL 2)          (LEVEL 3)
                                       QUOTED PRICES          OTHER           SIGNIFICANT
                                         IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                          MARKETS          OBSERVABLE           INPUTS
                                       FOR IDENTICAL         INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                  $        --      $   2,708,760     $   11,515      $  2,720,275
Put Bonds                                        --            208,776             --           208,776
Adjustable-Rate Notes                            --             19,580             --            19,580
Variable-Rate Demand Notes                       --             32,920             --            32,920
-------------------------------------------------------------------------------------------------------
Total                                   $        --      $   2,970,036     $   11,515      $  2,981,551
-------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                 Fixed-Rate Instruments
-------------------------------------------------------------------------------------------------------
Balance as of March 31, 2013                                                                         $-
Purchases                                                                                             -
Sales                                                                                             (294)
Transfers into Level 3                                                                           13,347
Transfers out of Level 3                                                                              -
Net realized gain (loss) on investments                                                               -
Change in net unrealized appreciation/depreciation on investments                               (1,538)
-------------------------------------------------------------------------------------------------------
Balance as of December 31, 2013                                                                 $11,515
-------------------------------------------------------------------------------------------------------

For the period of April 1, 2013, through December 31, 2013, fixed-rate instrument with a fair value of $13,347,000 was transferred from Level 2 to Level 3. Due to an assessment of events at the end of the reporting period, this security was adjusted for a liquidity discount. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

18  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by a discount for liquidity and other relevant information related to the security.

================================================================================

19  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2013, were $132,133,000 and $47,417,000, respectively, resulting in net unrealized appreciation of $84,716,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,013,031,000 at December 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(c)  A portion of the coupon is payable in kind (PIK) 7.08% (5.03% cash, 2.05%
     PIK).
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2013, was $21,017,000, which represented 0.7% of the Fund's net assets.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(g) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(h) Security was fair valued at December 31, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $18,804,000, which represented 0.6% of net assets of the Fund.

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                                         Notes to Portfolio of Investments |  20

================================================================================

(i) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2013.
(j) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

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21  | USAA Tax Exempt Intermediate-Term Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2013

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     2/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     2/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     2/24/2014
         ------------------------------